UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-04023

Exact name of registrant as specified in charter:	Dryden Municipal Series Fund

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	8/31/2005

Date of reporting period:	5/31/2005

Item 1.	Schedule of Investments [INSERT REPORT]

Dryden Municipal Series Fund    New Jersey Series

Schedule of Investments as of May 31, 2005 (Unaudited)

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value
LONG-TERM INVESTMENTS 98.8%
Municipal Bonds
Cape May Cnty. Ind. Poll. Ctrl., Fin. Auth. Rev., Atlantic City Elec. Co., Ser. A, M.B.I.A.	Aaa	6.80%	3/01/21	$2,615		$3,459,933
Casino Reinvestment Dev. Auth. New Jersey Hotel Room Fee Rev., A.M.B.A.C.	Aaa	5.00	1/01/25	500		533,535
Clearview Reg. High Sch. Dist., G.O., F.G.I.C.	Aaa	5.375	8/01/15	1,205		1,366,349
Delaware River Port Auth., Penn. & NJ Port Dist. Proj., Ser. B, F.S.A.	Aaa	5.625	1/01/26	5,000		5,430,700
Essex Cnty. Impvt. Auth. Proj. Rev., F.S.A.	Aaa	5.125	12/15/18	3,000		3,298,980
Essex Cnty. Impvt. Auth., Lease-Cogen Facs. Proj. Rev., F.G.I.C.	Aaa	5.25	1/01/19	1,110		1,215,106
Gloucester Cnty. Impvt. Auth., Solid Wste. Recov. Rev. Wste. Mgmt. Proj., Ser. A	BBB(d)	6.85	12/01/29	3,000		3,373,890
Jackson Twnshp. Sch. Dist., G.O., F.G.I.C.	Aaa	6.60	6/01/05	940		940,000
G.O., F.G.I.C.	Aaa	6.60	6/01/10	1,600		1,860,352
G.O., F.G.I.C.	Aaa	6.60	6/01/11	1,600		1,899,360
Middle Twnshp. Sch. Dist., G.O., F.G.I.C.	Aaa	7.00	7/15/05	1,200	(e)	1,206,319
Middlesex Cnty. Impvt. Auth. Rev., Rfdg., Cnty. Gtd., Golf Course Projs.	Aa1	5.25	6/01/18	1,080		1,201,036
New Jersey Bldg. Auth. St. Rev., Rfdg., Ser. B, A.M.B.A.C.	Aaa	5.25	12/15/09	4,000		4,367,480
New Jersey Econ. Dev. Auth., Masonic Charity Fdn. Proj.	A+(d)	5.875	6/01/18	250		278,587
Masonic Charity Fdn. Proj.	A+(d)	6.00	6/01/25	1,150		1,293,037
New Jersey Econ. Dev. Auth., Econ. Dev. Rev., Kapkowski Rd. Landfill, Ser. A	Aaa	6.375	4/01/31	5,800	(c)	7,079,828
Kapkowski Rd. Landfill, Ser. A, C.A.B.S., E.T.M.	Aaa	Zero	4/01/08	1,020		935,126
New Jersey Econ. Dev. Auth., Natural Gas Facs. Rev., NUI Corp. Proj., Ser. A, M.B.I.A., A.M.T.	Aaa	5.70	6/01/32	1,500		1,574,985
New Jersey Econ. Dev. Auth., Rev., Cigarette Tax	Baa2	5.625	6/15/19	500		538,630
Cigarette Tax	Baa2	5.75	6/15/34	1,000		1,070,500
First Mtge. - Franciscan Oaks	NR	5.70	10/01/17	2,040		2,050,077
First Mtge. - Keswick Pines	NR	5.75	1/01/24	1,750		1,787,800

Dryden Municipal Series Fund    New Jersey Series

Schedule of Investments as of May 31, 2005 (Unaudited) Cont’d.

Description (a)	Moody’s Rating	Interest Rate		Maturity Date	Principal Amount (000)		Value
First Mtge. - The Evergreens	NR	5.875		10/01/12	1,200		1,200,840
First Mtge. - The Evergreens	NR	6.00		10/01/22	1,400		1,439,410
Sch. Facs. Constrs., Ser. A, A.M.B.A.C.	Aaa	5.125		6/15/14	3,000	(c)	3,314,280
Sch. Facs. Constrs., Ser. A, A.M.B.A.C.	Aaa	5.25		6/15/18	4,500	(c)	5,002,065
Trans. Proj. Sublease, Ser. A, F.S.A.	Aaa	6.00		5/01/16	1,350	(c)	1,498,203
New Jersey Econ. Dev. Auth., Wtr. Facs. Rev., R.I.T.E.S., PA-98, F.G.I.C., A.M.T. (cost $5,091,200; purchased 6/12/95)	NR	8.03	(g)	11/01/29	5,000	(f)	5,305,500
New Jersey Hlth. Care Facs. Fin. Auth. Rev., Atlantic City Med. Ctr.	A2	6.25		7/01/17	1,750		2,003,487
South Jersey Hosp.	Baa1	6.00		7/01/26	1,000		1,086,290
South Jersey Hosp.	Baa1	6.00		7/01/32	1,000		1,077,510
St. Joseph’s Hosp. & Med. Ctr., Ser. A, CONNIE LEE,	AAA(d)	5.70		7/01/11	2,375		2,485,366
St. Peters Univ. Hosp., Ser. A	Baa1	6.875		7/01/30	1,750		1,941,923
New Jersey St. Cert. Part., Equipment Lease Purchase, Ser. A, C.O.P.	A1	5.00		6/15/09	1,000		1,061,020
New Jersey St. Ed. Facs. Auth. Rev., Coll. of New Jersey, Ser. C, F.G.I.C.	Aaa	5.375		7/01/17	1,000		1,111,400
Felician College of Lodi, Ser. D	NR	7.375		11/01/22	1,155		1,167,416
Princeton Theological, Ser. B	Aaa	5.90		7/01/26	2,500	(c)	2,604,950
William Patterson Univ., Ser. A, F.G.I.C.	Aaa	5.00		7/01/28	3,445		3,672,646
New Jersey St. Hwy. Auth., Garden St. Pkwy., Gen. Rev.	A1	5.75		1/01/14	2,500	(c)	2,810,675
Gen. Rev.	A1	5.625		1/01/30	1,650	(c)	1,846,268
Gen. Rev., E.T.M.	A1	6.20		1/01/10	3,035		3,354,039
New Jersey St. Tpke. Auth., Tpke. Rev., Growth & Income Secs., Ser B, A.M.B.A.C.	Aaa	Zero		1/01/35	1,500		971,385
Ser. A, F.S.A	Aaa	5.00		1/01/23	3,000		3,231,810
Ser. A, M.B.I.A.	Aaa	5.75		1/01/18	3,535	(c)	3,943,469
Ser. C, M.B.I.A., E.T.M.	Aaa	6.50		1/01/09	1,000		1,119,480
Unrfdg., Ser. A, M.B.I.A.	Aaa	5.75		1/01/18	1,465		1,613,200
New Jersey St. Trans. Corp. Ctfs., Federal Trans. Admin. Grants, Ser. B, C.O.P., A.M.B.A.C.	Aaa	6.00		9/15/15	2,000	(c)	2,278,200

Dryden Municipal Series Fund    New Jersey Series

Schedule of Investments as of May 31, 2005 (Unaudited) Cont’d.

Description (a)	Moody’s Rating	Interest Rate		Maturity Date	Principal Amount (000)		Value
New Jersey St. Trans. Trust Fund Auth. Rev., R.I.T.E.S., PA-646, M.B.I.A. (cost $2,948,548; purchased 4/5/00)	NR	12.19	(g)	6/15/11	2,475	(f)	3,780,983
Trans. Sys., Ser. B, M.B.I.A.	Aaa	6.50		6/15/10	1,540		1,774,203
Trans. Sys., Ser. B, M.B.I.A.	Aaa	6.00		12/15/14	3,425	(c)	3,976,871
Newark Hsg. Auth., Port Auth., Newark Marine Terminal, M.B.I.A.	Aaa	5.00		1/01/34	3,000		3,160,290
Newark New Jersey, G.O., F.S.A	Aaa	5.00		10/01/22	2,000		2,173,120
North Bergen Twnshp. Mun. Util. Auth. Swr. Rev., M.B.I.A.	Aaa	5.25		12/15/17	1,800		1,999,872
North Brunswick Twnshp., Brd. of Ed., G.O.	A1	6.80		6/15/06	350		364,070
Brd. of Ed., G.O.	A1	6.80		6/15/07	350		376,698
Port Auth. of New York & New Jersey, Cons. Ser. 127, A.M.B.A.C., A.M.T.	Aaa	5.50		12/15/15	3,000		3,341,250
Cons., Ser. 135	A1	5.00		3/15/39	2,380		2,518,706
Puerto Rico Comnwlth. Hwy. & Trans. Auth. Trans. Rev., Ser. J	Baa2	5.50		7/01/23	1,320		1,459,973
Puerto Rico Elec. Pwr. Auth., Rfdg., Ser. X, M.B.I.A.	Aaa	6.00		7/01/12	1,795	(c)	1,835,621
Puerto Rico Pub. Fin. Corp., Comnwlth. Approp., Ser. A, M.B.I.A.	Aaa	5.50		8/01/17	1,500	(c)	1,691,355
Rutgers - The St. Univ. of New Jersey, Ser. A	Aa3	6.40		5/01/13	2,000		2,310,060
Sparta Twnshp. Sch. Dist., G.O., M.B.I.A.	Aaa	5.75		9/01/14	1,000	(c)	1,034,980
Tobacco Settlement Fin. Corp., Asset Bkd.	Baa3	6.125		6/01/42	2,000		2,045,040
Union City Sch. Impvt., G.O., F.S.A.	Aaa	6.375		11/01/08	1,545		1,719,091
Union Cnty. Impvt. Auth. Rev., Plainfield Brd. of Ed. Proj., F.G.I.C.	AAA(d)	6.25		8/01/14	1,175	(c)	1,268,072
F.G.I.C.	AAA(d)	6.25		8/01/16	1,330	(c)	1,435,349
Virgin Islands Pub. Fin. Auth. Rev., Ser. A	BBB(d)	6.50		10/01/24	750		854,182
Washngton Twnshp. New Jersey Brd. Of Ed. Mercer Cnty., G.O., F.S.A.	Aaa	5.00		1/01/21	1,530		1,663,676
West Morris Reg. High Sch., G.O., M.B.I.A.	Aaa	5.00		5/01/23	2,145		2,312,825
G.O., M.B.I.A.	Aaa	5.00		5/01/24	2,246		2,416,471

Total long-term investments (cost $139,133,015)							149,415,200

Dryden Municipal Series Fund    New Jersey Series

Schedule of Investments as of May 31, 2005 (Unaudited) Cont’d.

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value
SHORT-TERM INVESTMENTS 1.8% Municipal Bonds
Mun. Secs. Trust Cert., G.O., Ser. 2001-174 Cert. Class A, F.R.D.D.	A-1(d)	2.97	6/01/05	300	300,000
New Jersey Econ. Dev. Auth., Wtr. Facs. Rev., Rfdg., United Wtr. Proj., Ser. A, A.M.B.A.C., F.R.D.D.	VMIG1	2.98	6/01/05	1,850	1,850,000
United Wtr. Proj., Ser. C, A.M.B.A.C., F.R.D.D., A.M.T.	VMIG1	3.10	6/01/05	500	500,000

Total short-term investments (cost $2,650,000)					2,650,000

Total Investments 100.6% (cost $141,783,015(j))					152,065,200
Liabilities in excess of other assets(h) ( 0.6%)					(842,314)

Net Assets 100%					$151,222,886

Dryden Municipal Series Fund    New Jersey Series

(a)	The following abbreviations are used in portfolio descriptions:

A.M.B.A.C. – American Municipal Bond Assurance Corporation.

A.M.T. – Alternative Minimum Tax.

C.A.B.S. – Capital Appreciation Bonds.

CONNIE LEE – College Construction Loan Insurance Association.

C.O.P. – Certificates of Participation.

E.T.M. – Escrowed to Maturity.

F.G.I.C. – Financial Guaranty Insurance Company.

F.R.D.D. – Floating Rate (Daily) Demand Note (b).

F.S.A. – Financial Security Assurance.

G.O. – General Obligation.

M.B.I.A. – Municipal Bond Insurance Corporation.

R.I.T.E.S. – Residual Interest Tax Exempt Securities Receipts.

NR – Not Rated by Moody’s or Standard & Poor’s.

The Fund’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.

(b)	For purposes of amortized cost valuation, the maturity date of Floating Rate Demand Notes are considered to be the later of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted.

(c)	Prerefunded. All or partial prerefunded issues are secured by escrowed cash and/ or direct U.S. guaranteed obligations.

(d)	Standard & Poor’s Rating.

(e)	Partial principal amount pledged as collateral for financial futures contracts.

(f)	Indicates a security that has been deemed illiquid. The aggregate cost of the illiquid securities are $8,039,748. The aggregate value of, $9,086,483 represents 6% of net assets.

(g)	Inverse floating rate bond. The coupon is inversely indexed to a floating interest rate. The rate shown is the rate at period end.

(h)	Liabilities in excess of other assets include net unrealized appreciation (depreciation) on financial futures and an interest rate swap as follows:

Open futures contracts at May 31, 2005:

Number of Contracts	Type	Expiration Date	Value at May 31, 2005	Value at Trade Date	Unrealized Appreciation/ Depreciation
	Long Positions:
71	U.S. Treasury 10 yr. Note	Jun. 2005	$8,011,906	$7,786,398	$225,508
51	U.S Treasury Bonds.	Sep. 2005	5,989,312	5,915,513	73,799
	Short Positions:
81	U.S. Treasury 5 yr. Note	Sep. 2005	$(8,810,016)	$(8,794,774)	$(15,242)
14	U.S. Treasury 2 yr. Note	Sep. 2005	(2,908,062)	(2,904,640)	(3,422)

					$280,643

Interest rate swap agreement outstanding at May 31, 2005:

Counterparty	Termination Date	Notional Amount	Fixed Rate	Floating Rate	Unrealized Appreciation
Morgan Stanley Capital Services, Inc. (i)	03/17/2021	$850,000	3.865%	BMA Municipal Swap Index	$8,455

(i)	Portfolio pays the floating rate and receives the fixed rate.

(j)	The United States federal income tax basis of the Series’ investments and the net unrealized appreciation as of May 31, 2005 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$141,727,559	$10,407,040	$69,399	$10,337,641

The difference between book basis and tax basis is primarily attributable to the difference in the treatment of premium amortization and accreting market discount for book and tax purposes.

Dryden Municipal Series Fund    Pennsylvania Series

Schedule of Investments as of May 31, 2005 (Unaudited)

Description (a)	Moody’s Rating		Interest Rate	Maturity Date	Principal Amount (000)		Value
LONG-TERM INVESTMENTS 98.1%
Municipal Bonds
Allegheny Cnty. Hosp. Dev. Auth. Rev., Allegheny Gen. Hosp. Proj., Ser. A, M.B.I.A.	Aaa		6.25%	9/01/20	$1,750	(c)	$1,876,718
Allegheny Cnty. Ind. Dev. Auth. Rev., USX Proj., Ser. A	Baa1		6.70	12/01/20	1,500		1,537,650
Allegheny Cnty. San. Auth. Swr. Rev., M.B.I.A.	Aaa		5.375	12/01/17	2,000		2,230,200
M.B.I.A.	Aaa		5.50	12/01/20	2,500	(c)	2,800,825
M.B.I.A.	Aaa		5.50	12/01/30	3,000		3,366,780
Allentown Area Hosp. Auth. Rev., Sacred Heart Hosp. of Allentown, Ser. B	Baa3		6.75	11/15/15	500		525,800
Allentown, G.O., F.G.I.C.	Aaa		5.00	10/01/22	1,350		1,457,676
Armstrong Cnty., G.O., M.B.I.A.	Aaa		5.40	6/01/31	2,000		2,165,780
Bensalem Twnshp. Sch. Dist., G.O., F.G.I.C.	Aaa		5.00	8/15/20	1,375		1,458,490
Berks Cnty. Mun. Auth. Hosp. Rev., Reading Hosp. Med. Ctr. Proj., M.B.I.A.	Aaa		5.70	10/01/14	1,250		1,444,650
Bristol Boro Sch. Dist., G.O., F.S.A.	AAA	(d)	5.25	3/01/31	1,000		1,093,640
Bucks Cnty. Wtr. & Swr. Auth. Rev., Ser. A, A.M.B.A.C.	Aaa		5.375	6/01/16	1,080		1,201,921
Butler Cnty., G.O., F.G.I.C.	Aaa		5.25	7/15/22	1,000	(c)	1,128,560
Canon McMillan Sch. Dist., Ser. B, F.G.I.C., G.O.	Aaa		5.50	12/01/29	3,000	(f)	3,272,760
Central Bucks Sch. Dist., G.O., M.B.I.A.	Aaa		5.00	5/15/15	2,000		2,193,620
M.B.I.A.	Aaa		5.00	5/15/16	2,000		2,182,060
Chambersburg Area Sch. Dist., G.O., F.S.A.	Aaa		5.00	3/01/24	1,000		1,061,910
Chartiers Valley Sch. Dist., Ser. A, G.O., F.S.A.	Aaa		5.00	10/15/22	2,570		2,767,016
Dauphin Cnty., G.O., Ser. 2, A.M.B.A.C.	Aaa		5.50	11/15/15	1,295		1,434,964
Delaware Cnty. Auth. Rev., Dunwoody Vlge. Proj.	A-	(d)	6.25	4/01/30	1,000		1,063,930
Delaware River Port Auth. PA & NJ Rev.,

Dryden Municipal Series Fund    Pennsylvania Series

Schedule of Investments as of May 31, 2005 (Unaudited) Cont’d.

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value
F.G.I.C.	Aaa	5.40%	1/01/16	$2,750		$2,841,685
Port Dist. Proj., Ser. B, F.S.A.	Aaa	5.70	1/01/22	1,000		1,095,040
Easton Area Sch. Dist., G.O., F.G.I.C.	Aaa	5.00	3/15/15	2,360		2,584,224
Erie Parking Auth. Facs. Rev. Gtd., F.S.A.	Aaa	5.00	9/01/26	1,000		1,060,960
Greater Johnstown Sch. Dist., G.O., Ser. B, M.B.I.A.	Aaa	5.50	8/01/17	1,250		1,392,725
Kennett Cons. Sch. Dist., G.O., Ser. A, F.G.I.C.	Aaa	5.50	2/15/16	1,035		1,155,091
Lancaster Cnty. Hosp. Auth. Rev., Gen. Hosp. Proj.	A(d)	5.50	3/15/26	1,500		1,594,185
Lancaster Ind. Dev. Auth. Rev., Garden Spot Vlge. Proj., Ser. A	NR	7.625	5/01/31	1,000		1,089,450
Lebanon Cnty. Hlth. Facs. Auth. Rev., Good Samaritan Hosp. Proj.	Baa1	6.00	11/15/35	1,000		1,071,390
Lehigh Cnty. Ind. Dev. Auth. Poll. Ctrl. Rev., Rfdg. Elec. Util. Corp. Proj., F.G.I.C.	Aaa	4.75	2/15/27	1,000		1,016,270
Monroe Cnty. Hosp. Auth. Rev., Pocono Med. Ctr.	BBB+(d)	6.00	1/01/43	750		807,210
Montgomery Cnty., G.O.	Aaa	5.25	9/15/16	2,895		3,180,679
Northampton Cnty. Gen. Purp. Auth. Rev., F.S.A.	Aaa	5.75	10/01/18	1,000	(c)	1,156,970
Northampton Cnty. Higher Ed. Auth. Rev., Moravian Coll., A.M.B.A.C.	Aaa	6.25	7/01/11	2,195		2,491,435
Owen J. Roberts Sch. Dist., G.O., F.S.A.	Aaa	5.50	8/15/19	1,520		1,703,829
Pennridge Sch. Dist., G.O., M.B.I.A.	Aaa	5.125	2/15/19	1,610		1,754,626
Pennsylvania Econ. Dev. Fin. Auth., Exempt Facs. Rev., Amtrak Proj., Ser. A, A.M.T.	A3	6.25	11/01/31	1,000		1,057,920
Pennsylvania St. Higher Edl. Facs. Auth. Rev., Drexel Univ.	A2	6.00	5/01/29	2,500	(c)	2,769,575
Philadelphia Univ.	Baa2	6.10	6/01/30	140		153,803
Temple Univ., 1st Ser., M.B.I.A.	Aaa	5.00	4/01/21	2,265		2,375,690
Thomas Jefferson Univ.	A1	5.50	1/01/17	1,000		1,100,680
Ursinus Coll., Ser. A	A-(d)	5.90	1/01/27	1,925	(c)	2,049,220

Dryden Municipal Series Fund    Pennsylvania Series

Schedule of Investments as of May 31, 2005 (Unaudited) Cont’d.

Description (a)	Moody’s Rating	Interest Rate		Maturity Date	Principal Amount (000)		Value
Pennsylvania St. Ind. Dev. Auth. Rev., Econ. Dev., A.M.B.A.C.	Aaa	5.50%		7/01/17	4,000		$4,513,080
A.M.B.A.C.	Aaa	5.50		7/01/20	2,750		3,082,557
Pennsylvania St. Tpke. Comn. Oil Franchise Tax Rev., Ser. A, A.M.B.A.C.	Aaa	5.25		12/01/18	1,065		1,145,546
Ser. A, A.M.B.A.C., E.T.M.	Aaa	5.25		12/01/18	1,435		1,529,265
Pennsylvania St., G.O., Ser. 2	Aa2	5.00		8/01/17	4,000	(c)	4,282,840
Philadelphia Auth. Ind. Dev. Arpt., Rev., A.M.T.	NR	5.50		1/01/24	1,500		1,483,920
Philadelphia Auth. Ind. Dev. Lease Rev., Ser. B, F.S.A.	Aaa	5.50		10/01/18	2,000		2,232,960
Philadelphia Hosps. & Higher Ed. Facs. Auth. Hosp. Rev., Grad. Hlth. Sys. (cost $1,820,479; purchased 8/28/96-7/2/98)	Ca	Zero		7/01/18	1,803	(e)(h)	18
Philadelphia Mun. Auth. Rev., Lease, Ser. A, F.S.A.	Aaa	5.25		5/15/13	4,000		4,432,560
Philadelphia Parking Auth. Rev., Arpt., F.S.A.	Aaa	5.625		9/01/19	2,500		2,737,825
Philadelphia Wtr. & Wste Wtr. Rev., Ser. A, F.S.A.	Aaa	5.25		7/01/19	2,000		2,225,020
Philadelphia, G.O., F.G.I.C.	Aaa	5.125		5/15/14	1,800		1,938,762
Pittsburgh Urban Redev. Auth., Mtge. Rev., Ser. A, A.M.T.	Aa1	6.25		10/01/28	820		835,580
Pittsburgh Wtr. & Swr. Auth., Wtr. & Swr. Sys. Rev., Ser. A, F.G.I.C.	Aaa	6.50		9/01/13	4,000		4,757,640
Puerto Rico Comnwlth., Pub. Impvt. Rfdg., M.B.I.A., G.O.	Aaa	7.00		7/01/10	720		851,098
Rites, PA 625, A.M.B.A.C. (cost $2,342,345; purchased 3/01/00), G.O.	NR	10.306	(b)	7/01/10	2,015	(h)	2,748,782
Rites, PA 642A, M.B.I.A. (cost $1,589,846; purchased 3/29/00), G.O.	NR	7.829	(b)	7/01/10	1,500	(h)	1,878,660
Puerto Rico Comnwlth., Hwy. & Trans. Auth. Rev., Ser. I, F.G.I.C.	Aaa	5.00		7/01/25	2,000		2,149,420
Ser. J	Baa2	5.50		7/01/22	2,370		2,623,211
Puerto Rico Pub. Bldg. Auth. Rev. Gtd., Rfdg., Govt. Facs., Ser. J, A.M.B.A.C	Aaa	5.00		7/01/36	1,000		1,098,620

Dryden Municipal Series Fund    Pennsylvania Series

Schedule of Investments as of May 31, 2005 (Unaudited) Cont’d.

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value
Schuylkill Cnty. Ind. Dev. Auth. Rev., Pine Grove Landfill, Inc., A.M.T.	BBB(d)	5.10%	10/01/19	$2,000		$2,070,700
Springfield Sch. Dist., Delaware Cnty., G.O., F.S.A.	Aaa	5.50	3/15/17	2,450	(c)	2,777,222
State Pub. Sch. Bldg. Auth. Coll. Rev., Cmnty. Coll. Allegheny Cnty., A.M.B.A.C.	Aaa	5.00	7/15/06	1,000		1,023,510
Stroudsburg Area Sch. Dist., Ser. A, G.O., F.S.A.	Aaa	5.00	4/01/16	1,295		1,400,633
Union Cnty. Higher Ed. Facs. Fin. Auth. Univ. Rev., Bucknell Univ., Ser. A	Aa3	5.25	4/01/20	1,080		1,189,026
Unity Twnshp. Mun. Auth., Gtd. Swr. Rev., A.M.B.A.C., C.A.B.S., E.T.M.	Aaa	Zero	11/01/12	1,035		791,868
Upper Darby Sch. Dist., G.O., F.G.I.C.	AAA(d)	5.00	5/01/20	1,265		1,376,320
Virgin Islands Pub. Fin. Auth. Rev., Gross Rcpts. Taxes Ln. Nts., F.S.A.	Aaa	5.00	10/01/22	1,000		1,084,500
Washington Cnty. Hosp. Auth. Rev., Monongahela Valley Hosp.	A3	6.25	6/01/22	2,400		2,667,384
Westmoreland Cnty. Ind. Rev. Gtd., Valley Landfill Proj., A.M.T.	BBB(d)	5.10	5/01/18	1,000		1,040,580

Total long-term investments (cost $127,836,359)						133,736,714

SHORT-TERM INVESTMENTS 2.6%
Municipal Bonds
Delaware River Port Auth. PA & NJ Rev., Mun. Secs. Trust Rcpts., Ser. SGA-89, F.R.D.D., F.S.A.	A-1+(d)	3.00	6/01/05	800		800,000
Mun. Secs. Trust Certs., G.O., Ser. 2000-110, Class A, F.R.D.D.	A-1(d)	2.97	6/01/05	1,000		1,000,000
Philadelphia Hosps. & Higher Edl. Facs. Auth. Rev., Children’s Hosp. Proj. Ser. C, M.B.I.A., F.R.D.D.	VMIG1	2.98	6/01/05	900		900,000
Schuylkill Cnty. Ind. Dev. Auth. Res. Recov. Rev., Northeastern Pwr., Ser. B,

Dryden Municipal Series Fund    Pennsylvania Series

Schedule of Investments as of May 31, 2005 (Unaudited) Cont’d.

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value
A.M.T., F.R.D.D.	A-1+(d)	3.05%	6/01/05	$900	$900,000

Total short-term investments (cost $3,600,000)					3,600,000

Total Investments 100.7% (cost $131,436,359)(j)					137,336,714
Variation Margin on Open Futures Contracts, Net (i)					8,099
Liabilities in excess of other assets ( 0.7%)					(1,013,362)

Net Assets 100%					$136,331,451

Dryden Municipal Series Fund     Pennsylvania Series

(a)	The following abbreviations are used in portfolio descriptions:

A.M.B.A.C. – American Municipal Bond Assurance Corporation.

A.M.T. – Alternative Minimum Tax.

C.A.B.S. – Capital Appreciation Bonds.

E.T.M. – Escrowed to Maturity.

F.G.I.C. – Financial Guaranty Insurance Company.

F.R.D.D. – Floating Rate (Daily) Demand Note (g).

F.S.A. – Financial Security Assurance.

G.O. – General Obligation.

M.B.I.A. – Municipal Bond Insurance Corporation.

The Fund’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.

(b)	Inverse floating rate bond. The coupon is inversely indexed to a floating interest rate. The rate shown is the rate at period end.

(c)	Prerefunded issues are secured by escrowed cash and/or direct U.S. guaranteed obligations.

(d)	Standard & Poor’s Rating.

(e)	Issuer in default on interest payments. Non-income producing security.

(f)	Partial principal amount pledged as collateral for financial futures contracts.

(g)	For purposes of amortized cost valuation, the maturity date of Floating Rate Demand Notes are considered to be the later of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted.

(h)	Indicates an illiquid security restricted as to resale. The aggregate cost of such securities is $5,752,670. The aggregate value of, $4,627,460 represents 3.4% of net assets.

(i)	Liabilities in excess of other assets include net unrealized appreciation (depreciation) on financial futures as follows:

Open futures contracts outstanding at May 31, 2005 were as follows:

Number of Contracts	Type	Expiration Date	Value at May 31, 2005	Value at Trade Date	Unrealized Appreciation/ (Depreciation)
	Long Positions:
12	U.S. T- Bond	Jun 2005	$1,409,625	$1,379,764	$29,861
15	U.S. Treasury 5 yr. Note	Jun 2005	1,636,172	1,613,828	22,344
3	U.S. Treasury 5 yr. Note	Sep 2005	326,297	325,977	320
50	U.S. T-Bond	Sep 2005	5,871,875	5,800,173	71,702

					124,227
	Short Positions:
147	U.S. Treasury 10 yr. Note	Sep 2005	$(16,650,047)	$(16,583,915)	$(66,132)
2	U.S. Treasury 2 yr. Note	Sep 2005	(415,438)	(415,055)	(383)

					(66,515)

					$57,712

(j)	The United States Federal income tax basis of the Fund’s investments and the net unrealized appreciation as of May 31, 2005 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$131,436,359	$7,740,428	$1,840,073	$5,900,355

The difference between book and tax basis is primarily attributable to the difference in the treatment of premium amortization and accreting market discount for book and tax purposes.

NR–Not Rated by Moody’s or Standard & Poor’s.

Dryden Municipal Series Fund    Florida Series

Schedule of Investments as of May 31, 2005 (Unaudited)

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value
LONG-TERM INVESTMENTS 96.9%
Arbor Greene Cmnty. Dev. Dist., Florida Assmt. Rev.	NR	5.75%	5/01/06	$41		$41,372
Florida Assmt. Rev.	NR	6.30	5/01/19	280		287,003
Bayside Impvt. Cmnty. Dev. Dist., Florida Cap. Impvt.
Rev., Ser. A	NR	6.30	5/01/18	515		531,171
Collier Cnty. Sch. Brd., C.O.P., F.S.A.	Aaa	5.375	2/15/21	1,000	(b)	1,124,820
Dade Cnty. Aviation Dept. Rev., Ser. B, A.M.T., M.B.I.A.	Aaa	6.00	10/01/24	1,500	(b)	1,542,705
Dade Cnty. Hlth. Facs. Auth. Rev., Baptist Hosp. of Miami Proj., Ser. A, E.T.M., M.B.I.A.	Aaa	6.75	5/01/08	275	(d)	292,762
Florida St. Brd. Ed. Cap. Outlay, Pub. Ed., Ser. C, F.G.I.C., G.O.	Aaa	5.50	6/01/16	1,000		1,116,260
Florida St. Brd. Ed. Lottery Rev., Ser. A, F.G.I.C.	Aaa	5.75	7/01/19	1,500		1,681,095
Florida St. Corr. Priv. Cmnty., Ser. A, A.M.B.A.C.	Aaa	5.00	8/01/17	2,270		2,471,735
Florida St. Dept. Environ. Prot. Pres. Rev., Florida Forever, Ser. A, M.B.I.A.	Aaa	5.25	7/01/17	2,950		3,252,758
Florida St., Rfdg. Dept. of Trans., Right of Way, Ser. A, G.O.	Aa1	5.00	7/01/23	1,500		1,633,185
Greyhawk Landing Cmnty. Dev. Dist. Rev., Spec. Assmt. Rev., Ser. B	NR	6.25	5/01/09	560		572,611
Highlands Cnty. Florida Hlth. Facs. Auth. Rev., Hosp. Adventist/Sunbelt, Ser. A	A2	6.00	11/15/31	1,000		1,093,120
Hillsborough Cnty. Florida Aviation Auth. Rev., Tampa Int’l. Arpt., Ser. A, A.M.T., M.B.I.A.	Aaa	5.50	10/01/15	1,000		1,110,970
Hillsborough Cnty. Florida Ind. Dev. Auth., Cigarette Tax Alloc., H Lee Moffitt Cancer Proj., Ser. B, A.M.B.A.C.	Aaa	5.50	9/01/16	1,840		2,063,726
Indigo Cmnty. Dev. Dist. Cap.

Dryden Municipal Series Fund    Florida Series

Schedule of Investments as of May 31, 2005 (Unaudited) Cont’d.

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value
Impvt. Rev., Ser. B	NR	6.40%	5/01/06	$360		$360,724
Jacksonville Elec. Auth. Rev., St. Johns Rvr. Pwr. Park Issue 2, Ser. 7, C.A.B.S.	Aa2	Zero	10/01/10	1,000		836,750
Jacksonville Sales Tax Rev., A.M.B.A.C.	Aaa	5.50	10/01/18	1,000		1,110,280
F.G.I.C.	Aaa	5.375	10/01/18	1,000		1,113,460
Jacksonville Swr. & Solid Wste. Disp. Facs. Rev., Anheuser Busch Proj., A.M.T.	A1	5.875	2/01/36	1,000		1,035,430
Jacksonville Wtr. & Swr. Dev. Rev., United Wtr. Proj., A.M.T., A.M.B.A.C.	Aaa	6.35	8/01/25	1,500		1,537,590
Lakeland Elec. & Wtr. Rev.,	AA-(c)	5.625	10/01/36	1,000	(b)	1,054,730
Leon Cnty. Cap. Impvt. Rev., Rfdg., A.M.B.A.C.	Aaa	5.00	10/01/21	1,775		1,934,927
Mahoning Cnty. Ohio Hosp. Facs. Rev., Forum Hlth. Oblig. Grp., Ser. A	Baa1	6.00	11/15/32	750		819,473
Maryland St. Hlth. & Higher Ed., Facs., Auth. Rev.	A3	6.75	7/01/30	500		563,800
Miami Dade Cnty. Florida Sch. Brd., Ser. A, F.S.A.	Aaa	6.00	10/01/17	1,000	(b)	1,119,280
Miami Homeland Defense/Neighborhood, M.B.I.A., G.O.	Aaa	5.50	1/01/20	2,000		2,198,760
Michigan Mun. Bond Auth. Rev., Wtr. & Swr. Impvt.	Aaa	5.25	10/01/15	1,210		1,364,965
Northern Palm Beach Cnty. Dist., Rfdg. Wtr. Ctrl. & Impvt. Unit Dev., Ser. 9-B, M.B.I.A.	Aaa	5.00	8/01/22	1,230		1,351,241
Orange Cnty. Tourist Dev. Tax Rev., A.M.B.A.C.	Aaa	5.25	10/01/16	1,425	(b)	1,551,896
Orlando Util. Cmnty., Wtr. & Elec. Rev., Ser. C	Aa1	5.25	10/01/21	2,000		2,186,660
Osceola Cnty., Infrastructure Sales Surtax, A.M.B.A.C.	Aaa	5.375	10/01/17	1,995		2,224,066
Palm Beach Cnty. Florida Sch. Brd., Ser. A, F.G.I.C.	Aaa	5.00	8/01/24	2,150		2,301,596
Ser. A, F.G.I.C.	Aaa	5.00	8/01/29	1,500		1,588,095
Palm Beach Cnty. Pub. Impvt. Rev., Conv. Ctr. Proj., F.G.I.C.	Aaa	5.50	11/01/14	1,055	(b)	1,191,454

Dryden Municipal Series Fund    Florida Series

Schedule of Investments as of May 31, 2005 (Unaudited) Cont’d.

Description (a)	Moody’s Rating	Interest Rate		Maturity Date	Principal Amount (000)		Value
Pasco Cnty. Sales Tax Rev., Half-Cent, A.M.B.A.C.	Aaa	5.00%		12/01/15	$1,180		$1,300,962
Pembroke Pines Pub. Impvt. Rev., A.M.B.A.C.	Aaa	5.50		10/01/16	1,360		1,524,166
Polk Cnty. Sch. Dist. Sales Tax Rev., Sch. Impvt., F.S.A.	Aaa	5.25		10/01/17	1,000		1,119,660
Sch. Impvt., F.S.A.	Aaa	5.25		10/01/18	1,000		1,117,160
Puerto Rico Comnwlth. Hwy. Trans. Auth. Trans Rev.,	Baa2	5.50		7/01/24	1,000		1,105,250
Puerto Rico Comnwlth., Ser. 642B, G.O., R.I.T.E.S., M.B.I.A. (cost $1,593,529, purchased 3/29/00)	NR	7.829	(f)	7/01/12	1,500	(g)	1,968,990
Puerto Rico Elec. Pwr. Auth. Pwr. Rev., Ser. RR, X.L.C.A.	Aaa	5.00		7/01/25	1,000		1,078,830
Puerto Rico Pub. Fin. Corp., Comnwlth. Approp., Ser. E	Aaa	5.70		8/01/25	500	(b)	557,830
Sarasota Cnty. Florida Sch. Brd., F.G.I.C.	Aaa	5.00		7/01/15	1,500		1,670,850
Utah St. Hsg. Fin. Agcy., Sngl. Fam. Mtge., Ser. F, Class II, A.M.T.	Aa2	6.125		1/01/27	715		754,611
Virgin Islands Pub. Fin. Auth. Rev., Gross Rcpts. Taxes Ln. Nts., F.S.A.	Aaa	5.25		10/01/18	1,000		1,120,500
Volusia Cnty. Sch. Brd. Cert. Part., Ref. - Master Lease Prog., Ser. B, F.S.A.	Aaa	5.00		8/01/22	1,500		1,612,530

Total long-term investments (cost $58,032,962)							61,191,809

SHORT-TERM INVESTMENTS 2.2%
Jacksonville Hth. Facs. Auth.
Hosp. Rev., Ser. A, F.R.D.D	A-1+(c)	2.99		6/01/05	1,200		1,200,000
Palm Beach Cnty. Hlth. Facs.
Auth. Rev., Bethesda
Healthcare Sys. Proj.,
F.R.D.D.	VMIG1	2.99		6/01/05	200		200,000

Total short-term investments (cost $1,400,000)							1,400,000

Total Investments 99.1% (cost $59,432,962)(i)							62,591,809

Dryden Municipal Series Fund    Florida Series

Schedule of Investments as of May 31, 2005 (Unaudited) Cont’d.

Description (a)	Value
Other assets in excess of liabilities (h)0.9%	598,305

Net Assets 100%	$63,190,114

Dryden Municipal Series Fund    Florida Series

(a)	The following abbreviations are used in portfolio descriptions:

A.M.B.A.C. – American Municipal Bond Assurance Corporation.

A.M.T. – Alternative Minimum Tax.

C.A.B.S. – Capital Appreciation Bonds.

C.O.P. – Certificates of Participation.

E.T.M. – Escrowed to Maturity.

F.G.I.C. – Financial Guaranty Insurance Company.

F.R.D.D. – Floating Rate (Daily) Demand Note (e).

F.S.A. – Financial Security Assurance.

G.O. – General Obligation.

M.B.I.A. – Municipal Bond Insurance Association.

R.I.T.E.S. – Residual Interest Tax Exempt Securities Receipts.

X.L.C.A. – XL Capital Assurance.

NR - Not Rated by Moody’s or Standard & Poor’s.

The Fund’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.

(b)	All or partial prerefunded issues are secured by escrowed cash and/or direct U.S. guaranteed obligations.

(c)	Standard & Poor’s Rating.

(d)	Partial principal amount pledged as collateral for financial futures contracts.

(e)	For purposes of amortized cost valuation, the maturity date of Floating Rate Demand Notes is considered to be the later of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted.

(f)	Inverse floating rate bond. The coupon is inversely indexed to a floating interest rate. The rate shown is the rate at period end.

(g)	Indicates a security that has been deemed illiquid. The aggregate cost of the illiquid security is $1,593,529. The aggregate value, $1,968,990 represents 3.12% of net assets.

(h)	Other assets in excess of liabilities include net unrealized appreciation (depreciation) on financial futures as follows:

Open futures contracts outstanding at May 31, 2005:

Number of Contracts	Type	Expiration Date	Value at May 31, 2005	Value at Trade Date	Unrealized Depreciation
	Long Positions:

5	U.S. Treasury Bond	Jun. 05	$587,344	$568,256	$19,088
17	U.S. Treasury Bond	Sep. 05	1,996,437	1,971,656	24,781
	Short Positions:
80	U.S. Treasury 10Yr Notes	Sep. 05	(9,061,250)	(9,023,759)	(37,491)

					$6,378

(i)	The United States federal income tax basis of the Series’ investments and the net unrealized appreciation as of May 31, 2005 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$59,424,863	$3,175,989	$9,043	$3,166,946

The difference between book and tax basis is primarily attributable to the difference in the treatment of premium amortization and accreting market discount for book and tax purposes.

Dryden Municipal Series Fund    New York Series

Schedule of Investments as of May 31, 2005 (Unaudited)

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value
LONG-TERM INVESTMENTS 96.6%
Municipal Bonds
Brookhaven Ind. Dev. Agcy. Civic Fac. Rev., Mem. Hosp. Med. Ctr., Inc., Ser. A	NR	8.125%	11/15/20	$500		$541,995
City of Buffalo, Sch., G.O., Ser. E, F.S.A.	Aaa	6.00	12/01/16	1,100	(e)	1,247,719
Dutchess Cnty. Ind. Dev. Agcy. Civic Fac. Rev., Bard Coll.	A3	5.75	8/01/30	3,500		3,793,930
Erie Cnty. Ind. Dev. Agcy., Sch. Fac. Rev., City of Buffalo Proj., F.S.A.	Aaa	5.75	5/01/24	3,000		3,316,620
Islip Res. Rec., Rev., Ser. B, A.M.B.A.C., A.M.T.	Aaa	7.20	7/01/10	1,745		2,052,993
Metro. Trans. Auth. Facs. Rev., Commuter Facs., Ser. A, F.G.I.C.	Aaa	5.60	7/01/09	500	(c)	539,840
Trans. Facs. Rev., Ser. A, F.S.A.	Aaa	5.60	7/01/09	2,900	(c)	3,131,072
Metro. Trans. Auth., New York Svc. Contract, C.A.B.S., Ser. 7, M.B.I.A., E.T.M.	Aaa	Zero	7/01/08	4,500		4,110,210
Ser. A, M.B.I.A.	Aaa	5.50	7/01/20	3,000		3,321,870
Ser. B, M.B.I.A.	Aaa	5.50	7/01/23	5,000		5,536,450
Nassau Cnty. New York Interim Fin. Auth., Sales Tax Sec., Ser. A, A.M.B.A.C.	Aaa	5.00	11/15/11	2,400		2,646,144
Ser. A-1, A.M.B.A.C.	Aaa	5.375	11/15/16	710	(c)	797,869
Ser. A-1, A.M.B.A.C.	Aaa	5.375	11/15/16	290		321,967
New York City Mun. Fin. Auth., UnRfdg., Wtr. & Swr. Sys. Rev., Ser. B	Aa2	6.00	6/15/33	985		1,123,944
New York City Mun. Wtr. Auth. Rev., Ser. F	Aa2	5.00	6/15/29	1,500		1,562,580
New York City Trans. Auth., Triborough Bridge & Tunnel Auth., A.M.B.A.C.	Aaa	5.75	1/01/20	4,760	(c)	5,355,857
New York City Trans. Fin. Auth. Rev., Future Tax Sec., Ser. A	Aa1	5.50	11/01/26	2,650		2,960,235
Ser. B	Aa1	5.50	2/01/17	1,920		2,133,293
Ser. B	Aa1	5.25	8/01/20	4,000		4,406,680
Ser. B	Aa1	5.25	2/01/29	2,500		2,729,700
Ser. B	Aa1	6.00	11/15/29	1,000	(c)	1,143,860
New York City, G.O., Ser. A	A1	6.00	5/15/30	890	(c)	1,018,035
Ser. A	A1	6.00	5/15/30	110		122,064
Ser. G	A1	5.875	10/15/14	2,500	(c)	2,696,175
Ser. I	Aaa	6.10	4/15/10	85	(c)	90,853
Ser. I	A1	6.10	4/15/10	555		588,062

Dryden Municipal Series Fund    New York Series

Schedule of Investments as of May 31, 2005 (Unaudited) Cont’d.

Description (a)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value
Ser. I	Aaa	6.25	4/15/27	5,880	(c)	6,298,597
Ser. I	A1	6.25	4/15/27	120		127,409
Ser. J, F.S.A.	Aaa	5.00	3/01/18	2,500		2,725,350
New York St. Dorm. Auth. Lease Rev., Ser. B	AA-(d)	5.25	7/01/29	3,000		3,320,010
New York St. Dorm. Auth. Rev., City Univ. Sys. Cons., F.S.A.	Aaa	5.50	7/01/29	2,500	(c)	2,763,625
City Univ. Sys. Cons., Ser. B	A2	6.00	7/01/14	3,000		3,444,270
City Univ. Sys. Cons., Ser. D, E.T.M.	A2	7.00	7/01/09	1,400		1,499,652
Mental Hlth. Svcs. Facs. Impvt., Ser. B	A2	6.50	8/15/11	3,000		3,512,130
Ref. Sec’d. Hosp. Catskill Reg., F.G.I.C.	Aaa	5.25	2/15/17	1,000		1,115,000
Ser. B	A2	5.25	11/15/23	3,000		3,294,960
St. Personal Income-Tax Ed., Ser. A	A1	5.375	3/15/22	2,000	(c)	2,269,360
New York St. Engy. Res. & Dev. Auth. Rev., Brooklyn Union Gas Co., Ser. B, M.B.I.A., A.M.T.	Aaa	6.75	2/01/24	1,825	(e)	1,839,983
New York St. Environ. Facs. Corp., Poll. Ctrl. Rev., Ser. E	Aaa	6.50	6/15/14	35		35,105
Wtr. Proj., Ser. K	Aaa	5.25	6/15/22	3,000		3,281,910
New York St. Environ. Facs., Wtr. Proj. Rev.	Aaa	5.00	6/15/34	2,000		2,123,920
New York St. Hsg. Fin. Agcy. Rev., Multi-Fam. Hsg., Sec. Mtge., Ser. A, A.M.T.	Aa1	7.05	8/15/24	1,000		1,044,110
St. Univ. Constr., Ser. A, E.T.M.	A2	8.00	5/01/11	3,600		4,263,480
New York St. Local Gov’t. Assist. Corp., C.A.B.S., Ser. C	A1	Zero	4/01/14	5,882		4,232,746
Ser. E	A1	6.00	4/01/14	3,000		3,533,040
New York St. Mtge. Agcy. Rev., Homeowner Mtge., Ser. 70	Aa1	5.375	10/01/17	1,500		1,557,405
New York St. Mun. Bond Bank Agcy. Spec. Sch. Purp. Rev., Ser. C	A+(d)	5.50	12/01/13	5,070		5,728,796
New York St. Pwr. Auth., Ser. A	Aa2	5.25	11/15/16	3,000		3,339,780
Ser. A	Aa2	5.00	11/15/19	2,500		2,718,525
New York St. Thrwy. Auth., Hwy. & Bridge Trust Fund, Ser. A, F.S.A.	Aaa	6.00	4/01/16	2,200	(c)	2,511,718
St. Pers. Income Tax Rev., Trans., Ser. A	A1	5.50	3/15/20	1,000		1,103,340
Svc. Contract Rev., Local Hwy. & Bridge	A2	5.50	4/01/15	3,000		3,319,440
New York St. Urban Dev. Corp. Rev., Correctional Cap. Facs., A.M.B.A.C.	Aaa	Zero	1/01/08	8,000		7,400,160

Dryden Municipal Series Fund    New York Series

Schedule of Investments as of May 31, 2005 (Unaudited) Cont’d.

Description (a)	Moody’s Rating	Interest Rate		Maturity Date	Principal Amount (000)		Value
Port Auth. New York & New Jersey	A1	5.00		3/15/39	3,000		3,174,840
Puerto Rico Comnwlth. Hwy. & Transit Rev., F.G.I.C.	Aaa	5.00		7/01/26	4,000		4,295,720
Puerto Rico Comnwlth., Pub. Impvt. Rfdg., M.B.I.A.	Aaa	7.00		7/01/10	1,250		1,477,600
Rites P.A. 625, A.M.B.A.C., T.C.R.S. (cost $3,800,170; purchased 3/1/00)	NR	10.31	(g)	7/01/10	3,250	(f)	4,433,520
Puerto Rico Elec. Pwr. Auth. Pwr. Rev., Ser. RR	Aaa	5.00		7/01/25	1,000		1,078,830
Puerto Rico Pub. Bldg. Auth. Rev., Ser. J, A.M.B.A.C.	Aaa	5.00		7/01/36	2,000		2,197,240
Puerto Rico Pub. Fin. Corp., Comnwlth. Approp., Ser. E	Aaa	5.70		8/01/25	2,000	(c)	2,231,320
Tobacco Settlement Fin. Corp., Ser. A-1	A2	5.50		6/01/14	4,000		4,316,360
Ser. C-1	A2	5.50		6/01/14	1,000		1,085,320
Ser. C-1	A2	5.50		6/01/15	2,000		2,182,980
Triborough Bridge & Tunnel Auth. New York Rev., Ser. B	Aa2	5.00		11/15/32	3,000		3,146,340
Ser. B, M.B.I. A.	Aaa	5.50		11/15/19	5,000		5,895,750
United Nations Dev. Corp. NY Rev., Ser. A	A3	5.25		7/01/13	2,320		2,414,726
Virgin Islands Pub. Fin. Auth. Rev., Ser. A	BBB(d)	6.50		10/01/24	1,000		1,263,523

Total long-term investments (cost $162,949,694)							174,887,907

SHORT-TERM INVESTMENTS 2.3%
Mun. Secs. Trust Cert., Ser. 2000-89, Class A, Ctf. 144A, F.R.D.D, A.M.T.	VMIG1	3.02		6/01/05	315		315,000
New York City Trans. Fin. Auth. Rev., Future Tax Sec’d., Ser. C, F.R.D.D.	VMIG1	2.96		6/01/05	1,400		1,400,000
New York City Trust Cult. Res. Rev., M.S.T.R., Ser. SGA 91, A.M.B.A.C., F.R.D.D.	A1+(d)	2.97		6/01/05	800		800,000
New York City, G.O. F.R.D.D. Sub Ser. E4	VMIG1	2.95		6/01/05	150		150,000
New York St. Local Govt. Assist. Corp., M.S.T.R., Ser. SGA 59, A.M.B.A.C., F.R.D.D.	A1+(d)	2.97		6/01/05	1,350		1,350,000
Port Auth. N.Y. & N.J. Spec. Oblig. Rev., Versatile Structure Oblig., Ser. 3, F.R.D.D.	VMIG1	2.96		6/01/05	150		150,000

Total short-term investments (cost $4,165,000)							4,165,000

Dryden Municipal Series Fund    New York Series

Schedule of Investments as of May 31, 2005 (Unaudited) Cont’d.

Description (a)	Value
Total Investments 98.9% (cost $167,114,694)(i)	179,052,907
Other assets in excess of liabilities(h) 1.1%	1,949,549

Net Assets 100%	$181,002,456

(a)	The following abbreviations are used in portfolio descriptions:

A.M.B.A.C. – American Municipal Bond Assurance Corporation.

A.M.T. – Alternative Minimum Tax.

C.A.B.S. – Capital Appreciation Bonds.

E.T.M. – Escrowed to Maturity.

F.G.I.C. – Financial Guaranty Insurance Company.

F.R.D.D. – Floating Rate (Daily) Demand Note (b).

F.S.A. – Financial Security Assurance.

G.O. – General Obligation.

M.B.I.A. – Municipal Bond Insurance Corporation.

M.S.T.R. – Municipal Securities Trust Receipts.

NR – Not Rated by Moody’s or Standard & Poor’s.

T.C.R.S. – Transferable Custodial Receipts.

The Fund’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.

(b)	For purposes of amortized cost valuation, the maturity date of Floating Rate Demand Notes are considered to be the later of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted.

(c)	Prerefunded issues are secured by escrowed cash and/ or direct U.S. guaranteed obligations.

(d)	Standard & Poor’s Rating.

(e)	Partial principal amount pledged as collateral for financial futures contracts.

(f)	Indicates a security that has been deemed illiquid. The cost of the illiquid security is $3,800,170. The value, $4,433,520 represents 2.45% of net assets.

(g)	Inverse floating rate bond. The coupon is inversely indexed to a floating interest rate. The rate shown is the rate at May 31, 2005.

(h)	Other assets in excess of liabilities include net unrealized appreciation (depreciation) open on financial futures contracts and an interest rate swap as follows:

Open futures contracts at May 31, 2005:

Number of Contracts	Type	Expiration Date	Value at May 31, 2005	Value at Trade Date	Unrealized Appreciation/ Depreciation
	Long Positions:

22	U.S. Treasury Bonds	Jun. 2005	$2,584,312	$2,529,089	$55,223
80	U.S. Treasury Bonds	Sep. 2005	9,395,000	9,280,356	114,644
3	U.S Treasury Notes 2 Yr.	Jun. 2005	624,281	619,972	4,309

					$174,176

	Short Positions:

45	U.S. Treasury 10 yr. Note	Sep. 2005	$(5,096,953)	$(5,075,974)	$(20,979)
105	U.S. Treasury 5 yr. Note	Sep. 2005	(11,420,391)	(11,400,817)	(19,574)

					$(40,553)

					$133,623

Interest rate swap agreement outstanding at May 31, 2005:

Counterparty	Termination Date	Notional Amount	Fixed Rate	Floating Rate	Unrealized Appreciation
Morgan Stanley Capital Services, Inc. (1)	03/17/21	$1,000,000	3.865%	BMA Municipal Swap Index	$9,947

(1)	Portfolio pays the floating rate and receives the fixed rate.

(i) The United States federal income tax basis of the Series’ investments and the net unrealized appreciation as of May 31, 2005 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$167,114,694	$11,957,641	$19,428	$11,938,213

The difference between book and tax basis is primarily attributable to the difference in the treatment of premium amortization and accreting market discount for book and tax purposes.

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisers; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Municipal securities (including commitments to purchase such securities on a “when-issued” basis) are valued as of the close of trading on the New York Stock Exchange, on the basis of prices provided by a pricing service which uses information with respect to transactions in comparable securities and various relationships between securities in determining values.

Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price.

Swaps are valued by “marking-to-market” the unrealized gains or losses daily.

The Series invests in variable rate securities commonly called “inverse floaters”. The interest rates on these securities have an inverse relationship to the interest rate of other securities or the value of an index. Changes in interest rates on the other security or index inversely affect the rate paid on the inverse floater, and the inverse floater’s price will be more volatile than that of a fixed-rate bond. Additionally, some of these securities contain a “leverage factor” whereby the interest rate moves inversely by a “factor” to the benchmark rate. Certain interest rate movements and other market factors can substantially affect the liquidity of inverse floating rate notes.

Securities for which market quotations are not readily available, or whose values have been effected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Short-term securities which mature in sixty days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than sixty dates are valued at current market quotations.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Dryden Municipal Series Fund

By (Signature and Title)*	/S/ DEBORAH A. DOCS
Deborah A. Docs
Secretary of the Fund

Date July 25, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/S/ JUDY A. RICE
Judy A. Rice
President and Principal Executive Officer

Date July 25, 2005

By (Signature and Title)*	/S/ GRACE C. TORRES
Grace C. Torres
Treasurer and Principal Financial Officer

Date July 25, 2005

*	Print the name and title of each signing officer under his or her signature.